Earnings (Loss) Per Share (Details) - Schedule of profit (loss) attributed to ordinary shareholders (diluted) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Profit Loss Attributed to Ordinary Shareholders Diluted [Abstract]
Total comprehensive income (loss) for the year (basic)	$ (1,348)	$ 435	$ (2,954)
Warrant revaluation income		(660)
Comprehensive income	$ (1,348)	$ (225)	$ (2,954)